LEASES - Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Other assets - Right-of-Use assets	$ 1,428	$ 1,824
Accumulated amortization	823	1,337
Operating lease Right-of-Use assets, net	$ 605	487
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherAssets
Operating Lease, Liabilities
Lease liabilities – current - accrued expenses and other liabilities	$ 445	401
Lease liabilities – noncurrent	$ 118	108
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities – noncurrent
Total operating lease liabilities	$ 563	$ 509
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities
Weighted average remaining lease term in years	1 year 2 months 12 days	2 years 3 months
Weighted average annual discount rate	9.00%	9.00%